Employee Benefits	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee benefits
23.	Employee benefits
Defined contribution plans The amount recognised in profit or loss as an expense in relation to defined contribution plans was £1,092,981 (2020: £1,063,009 , 2019: £901,531).